CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Revenues (Note 13):
Software license	$ 31,542	$ 25,825	$ 19,259
Services	55,545	45,194	41,864
Total revenues	87,087	71,019	61,123
Cost of revenues:
Software license	2,519	2,299	1,980
Services	29,177	24,614	18,851
Total cost of revenues	31,696	26,913	20,831
Gross profit	55,391	44,106	40,292
Operating expenses:
Research and development	9,019	8,081	6,666
Less - participation by the Chief Scientist of the Government of Israel		161	167
Research and development , net	9,019	7,920	6,499
Selling and marketing	23,382	19,213	16,240
General and administrative	7,386	6,747	6,423
Impairment of goodwill (Note 8C)	939
Total operating expenses	40,726	33,880	29,162
Operating income	14,665	10,226	11,130
Interest income, net	7	189	380
Net income before taxes	14,672	10,415	11,510
Taxes on income (Tax benefit) (Note 14)	2,462	1,370	(1,004)
Net income	$ 12,210	$ 9,045	$ 12,514
Basic net earnings per share	$ 0.39	$ 0.30	$ 0.43
Diluted net earnings per share	$ 0.38	$ 0.28	$ 0.40
Shares used in computing basic net earnings per share	31,014,373	30,415,679	29,400,973
Shares used in computing diluted net earnings per share	32,226,883	32,037,399	31,137,238